UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 681370

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2013

1-855-477-8100

www.bandonalts.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Bandon Isolated Alpha Fixed Income Fund
Portfolio Review (Unaudited)
March 31, 2013

The Fund's performance figures* for the period ended March 31, 2013, as compared to its benchmark:
			Annualized
	Six Months	One Year	Since Inception**
Bandon Isolated Alpha Fixed Income Fund - Investor Class	1.85%	2.54%	2.33%
Bandon Isolated Alpha Fixed Income Fund - Class A	1.90%	2.40%	2.27%
Bandon Isolated Alpha Fixed Income Fund - Class A with load	(3.96)%	(3.52)%	(0.39)%
Bandon Isolated Alpha Fixed Income Fund - Class C	1.47%	1.57%	1.59%
Bandon Isolated Alpha Fixed Income Fund - Class R	1.66%	2.25%	2.20%
HFRX Absolute Return Index***	1.58%	1.01%	(0.97)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ****	0.06%	0.11%	0.10%

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-477-8100

** Inception date is December 31, 2010.
*** The HFRX Absolute Return index measures the comprehensive overall returns of hedge funds. Investors may not invest in the Index directly.
**** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.
Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
U.S. Government & Agency Obligations	41.1%
Automobile ABS	6.7%
Insurance	5.9%
Banks	4.7%
Diversified Financial Services	3.2%
Student Loan ABS	2.2%
GNMA2 Collateral	2.2%
Airlines	1.9%
Sovereign	1.0%
Other, Cash & Cash Equivalents	31.1%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Par Value ($)		Coupon Rate %	Maturity	Value
	BONDS & NOTES - 75.0%
	AGENCY COLLATERAL CMO - 0.8%
3,588,426	Government National Mortgage Association 2011-H21 HI (a)	1.8136	11/20/2061	$ 308,605

	AIRLINES - 1.9%
695,000	Continental Airlines 2012-1 Class B Pass Through Trust	6.2500	4/11/2020	729,750

	AUTOMOBILE ABS - 6.7%
92,211	Ally Auto Receivables Trust 2010-1 A4	2.3000	12/15/2014	92,730
109,389	Ally Auto Receivables Trust 2012-2 A2	0.5600	10/15/2014	109,423
68,575	AmeriCredit Automobile Receivables Trust 2012-5 A1	0.2700	12/9/2013	68,575
68,430	AmeriCredit Automobile Receivables Trust 2010-1 B	3.7200	11/17/2014	68,687
31,278	AmeriCredit Automobile Receivables Trust 2010-2 B	2.7300	3/9/2015	31,373
151,957	AmeriCredit Automobile Receivables Trust 2012-2 A2	0.7600	10/8/2015	152,147
35,000	ARI Fleet Lease Trust 2013-A A1 (b)	0.2600	4/15/2014	35,000
1,000,000	Chesapeake Funding LLC 2012-1A A (a,b)	0.9532	11/7/2023	1,004,244
200,000	Enterprise Fleet Financing LLC 2013-1 A1 (b)	0.2600	3/20/2014	200,000
2,903	Honda Auto Receivables Owner Trust 2011-3 A2	0.6700	4/21/2014	2,904
52,603	Honda Auto Receivables Owner Trust 2013-1 A1	0.2000	1/21/2014	52,587
170,000	Hyundai Auto Lease Securitization Trust 2013-A A1 (b)	0.2300	3/17/2014	169,947
16,931	Hyundai Auto Receivables Trust 2011-B A3	1.0400	9/15/2015	16,994
20,053	Nissan Auto Receivables 2012-B A1 Owner Trust	0.2631	8/15/2013	20,053
124,724	Prestige Auto Receivables Trust 2011-1A A3 (b)	1.9000	8/17/2015	124,997
65,000	Santander Drive Auto Receivables Trust 2013-2 A1	0.2600	3/17/2014	65,000
39,322	Santander Drive Auto Receivables Trust 2012-6 A1	0.3000	10/15/2013	39,322
51,600	Santander Drive Auto Receivables Trust 2013-1 A1	0.2600	1/15/2014	51,599
77,008	SMART Trust 2013-1US A1	0.2300	1/14/2014	77,008
28,436	SMART Trust 2012-4US A1	0.2900	10/14/2013	28,436
19,160	Tidewater Auto Receivables Trust 2012-AA A1 (b)	0.6400	11/15/2013	19,160
155,184	Volkswagen Auto Loan Enhanced Trust 2013-1 A1	0.2000	3/20/2014	155,136
29,403	Westlake Automobile Receivables Trust 2012-1A A1 (b)	0.4258	9/16/2013	29,405
				2,614,727
	BANKS - 4.7%
720,000	BBVA US Senior SAU	4.6640	10/9/2015	738,621
320,000	Eksportfinans ASA	2.3750	5/25/2016	304,800
150,000	FirstMerit Corp.	4.3500	2/4/2023	155,536
400,000	Lloyds Banking Group PLC (a,b)	6.6570	Perpetual	358,500
35,000	M&T Bank Corp. (b)	6.8750	Perpetual	37,424
230,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	230,805
				1,825,686
	CHEMICALS - 0.2%
67,500	Ashland, Inc. (b)	4.7500	8/15/2022	68,428

	COMMERCIAL MBS - 0.8%
100,000	Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2 D (a,b)	6.9400	2/15/2035	100,057
18,601	Chase Commercial Mortgage Securities Corp. 1998-1 F (a,b)	6.5600	5/18/2030	18,738
34,635	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A3	4.5450	1/15/2042	34,604
32,693	Merrill Lynch Mortgage Investors Trust Series 1998-C3 E (a)	6.4744	12/15/2030	33,050
82,613	SMA Issuer I LLC 2012-LV1 A (b)	3.5000	8/20/2025	82,971
49,326	Wachovia Bank Commercial Mortgage Trust Series 2006-WHALE 7A A2 (a,b)	0.3232	9/15/2021	48,665
				318,085
	CREDIT CARD ABS - 0.4%
150,000	Capital One Multi-Asset Execution Trust 2006 - A12 A (a)	0.2632	7/15/2016	149,971

	DIVERSIFIED FINANCIAL SERVICES - 3.2%
505,000	International Lease Finance Corp.	3.8750	4/15/2018	504,369
700,000	International Lease Finance Corp.	4.8750	4/1/2015	735,875
				1,240,244
	GNMA2 COLLATERAL - 2.2%
822,498	Ginnie Mae II pool G2 82600 2011-H21 HI (a)	3.5000	8/20/2040	876,684

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Par Value ($)		Coupon Rate %	Maturity	Value
	BONDS & NOTES - 75.0% (Continued)
	INSURANCE - 5.9%
570,000	American International Group, Inc. (a)	8.1750	5/15/2058	$ 767,362
665,000	Genworth Financial, Inc. (a)	6.1500	11/15/2066	608,475
255,000	MetLife, Inc.	10.7500	8/1/2039	395,888
500,000	ZFS Finance USA Trust II (a,b)	6.4500	12/15/2065	538,750
				2,310,475
	METAL FABRICATE/HARDWARE - 0.5%
200,000	TMK OAO Via TMK Capital SA (b)	6.7500	4/3/2020	197,000

	MUNICIPAL - 0.8%
300,000	Brazil Minas SPE via State of Minas Gerais	5.3330	2/15/2028	327,540

	OIL & GAS - 0.9%
330,000	Petrohawk Energy Corp.	7.2500	8/15/2018	368,816

	OTHER ABS - 0.4%
54,114	GE Equipment Transportation LLC	0.2600	10/24/2013	54,114
45,000	GE Equipment Transportation LLC	0.2600	3/24/2014	44,986
14,159	John Deere Owner Trust 2012-B AI	0.2670	9/16/2013	14,160
45,000	Volvo Financial Equipment LLC series 2013-1A A1 (b)	0.2600	4/15/2014	44,958
				158,218
	REGIONAL (STATE/PROVINCE) - 0.6%
200,000	Queensland Treasury Corp.	6.0000	7/21/2022	232,573

	SOVEREIGN - 1.0%
5,000,000	AHML Finance Ltd. (b)	7.7500	2/13/2018	160,964
268,812	Argentine Republic Government International Bond	7.8200	12/31/2033	177,602
390,000	Mexican Bonos	7.7500	5/29/2031	39,045
				377,611
	STUDENT LOAN ABS - 2.2%
377,177	SLM Private Credit Student Loan Trust 2005-B A2 (a)	0.4601	3/15/2023	370,510
447,901	SLM Private Education Loan Trust 2010-A 2A (a,b)	3.4532	5/16/2044	474,641
				845,151
	TELECOMMUNICATIONS - 0.6%
20,000	NII International Telecom Sarl (b)	11.3750	8/15/2019	20,900
200,000	Oi SA (b)	5.7500	2/10/2022	209,784
				230,684
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 41.1%
8,000,000	Federal Farm Credit Banks (d)	0.2000	5/13/2014	7,999,080
2,000,000	Federal Home Loan Mortgage Corp. (d)	0.3000	2/6/2015	1,998,622
1,000,000	Federal National Mortgage Association	1.0000	5/16/2014	1,008,406
5,000,000	United States Treasury Note	1.7500	1/31/2014	5,066,211
				16,072,319
	WL COLLATERAL CMO - 0.1%
52,166	Countrywide Asset-Backed Certificates 2005 - 1M1 1A2 (a)	0.4842	11/25/2035	51,750

	TOTAL BONDS & NOTES (Cost - $28,735,606)			29,304,317

	PREFERRED STOCK - 0.9%	Dividend Rate %
	INSURANCE - 0.9%
335,000	Sirius International Group Ltd. (a,b)
	(Cost - $313,950)	7.5060	5/29/2049	354,567

Shares	SHORT-TERM INVESTMENTS - 23.1%
	MONEY MARKET FUND - 23.1%
3,621,635	HighMark 100% US Treasury Money Market Fund Fiduciary (c)	0.0100		3,621,635
5,369,519	HighMark Diversified Money Market Fund Fiduciary (c)	0.0761		5,369,519
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,991,154)			8,991,154

	TOTAL INVESTMENTS - 99.0% (Cost - $38,040,710) (e)			$ 38,650,038
	OTHER ASSETS LESS LIABILITIES - 1.0%			429,177
	NET ASSETS - 100.0%			$ 39,079,215

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

ABS - Asset Back Security
CMO - Collateralized Mortgage Obligation
MBS - Mortgage Backed Security
(a)	Variable rate security - interest rate subject to periodic change.
(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 30, 2013, these securities amounted to $4,299,100 or 11.0% of net assets.

(c)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
(d)

Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operates

(e)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $38,040,911 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 643,801
		Unrealized Depreciation:	($34,674)
		Net Unrealized Appreciation:	$ 609,127

Long (Short) Contracts						Unrealized Gain/(Loss)
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
1	Long Gilt Future maturing June 2013
	(Underlying Face Amount at Value $180,237 GBP)					$ 4,598
	NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS

	OPEN SHORT FUTURES CONTRACTS
(28)	10 YR Mini JBG Future maturing June 2013
	(Underlying Face Amount at Value $4,337,200 Yen)					(31,906)
(39)	Euro-Bund Future maturing June 2013
	(Underlying Face Amount at Value $7,279,311 EUR)					(163,275)
(46)	US 10 Year Future maturing June 2013
	(Underlying Face Amount at Value $6,071,264)					(66,705)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS					(261,886)

	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS					$ (257,288)

	OPEN SWAP CONTRACTS
	Reference Entity	Notional Amount	Interest Rate (Payable)/ Receivable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
	AIG - International Lease Finance Corp., 5yr	$ 1,000,000	(5.00%)	6/20/2018	Citigroup	$ 7,687
	CDX.NA.HY.19.V1	500,000	(5.00%)	12/20/2017	Citigroup	(23,380)
	El Paso Corp., 5yr	2,000,000	1.00%	6/20/2017	Citigroup	26,652
	General Mills, Inc.	3,000,000	(1.00%)	6/20/2017	Citigroup	14,084
	Honey Well International, Inc., 5yr	2,000,000	(1.00%)	9/20/2017	Citigroup	(20,922)
	International Paper Co., 5yr	2,000,000	1.00%	9/20/2017	Citigroup	59,563
	Japan Government, 5yr	1,000,000	(1.00%)	6/20/2018	Citigroup	1,851
	NRG Energy, Inc.	750,000	5.00%	12/1/2014	Citigroup	52,029
	Packaging Corporation of America, 5yr	2,000,000	(1.00%)	9/20/2017	Citigroup	(20,068)
	The Procter & Gamble Company. 5yr	3,000,000	1.00%	6/20/2017	Citigroup	19,202
	United Technology, Corp. 5yr	2,000,000	1.00%	9/20/2017	Citigroup	27,326
	Whirlpool Corp., 5yr	1,000,000	(1.00%)	6/20/2018	Citigroup	(569)
						$ 143,455

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement Of Assets and Liabilities (Unaudited)
March 31, 2013

ASSETS
Investment securities:
At cost	$ 38,040,710
At value	$ 38,650,038
Deposit with brokers for futures contracts	445,115
Foreign currency (Cost $318,741)	318,668
Interest receivable	161,354
Receivable for futures - variation margin	8,506
Receivable for open forward foreign currency exchange contracts	5,547
Receivable for Fund shares sold	9,917
Unrealized appreciation on swap contracts	143,455
Prepaid expenses and other assets	14,852
TOTAL ASSETS	39,757,452

LIABILITIES
Payable for investments purchased	617,757
Payable for Fund shares redeemed	5,004
Investment advisory fees payable	39,321
Payable for open forward foreign currency exchange contracts	12,614
Distribution (12b-1) fees payable	1,585
Accrued expenses and other liabilities	1,956
TOTAL LIABILITIES	678,237
NET ASSETS	$ 39,079,215

NET ASSETS CONSIST OF:
Paid in capital	$ 38,323,145
Accumulated net investment loss	(114,378)
Accumulated net realized gain from investment, foreign currency, short sales, futures, swaps and options transactions	384,588
Net unrealized appreciation of investments, foreign currency, futures and swaps	485,860
NET ASSETS	$ 39,079,215

NET ASSET VALUE PER SHARE:
Class I Shares:*
Net Assets	$ 31,707,856
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,122,880
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.15

Class A Shares:
Net Assets	$ 7,075,557
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	697,302
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.15
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.77

Class C Shares:
Net Assets	$ 295,791
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	29,559
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.01

Class R Shares:
Net Assets	$ 10.51
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1.04
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.15

* Effective January 13, 2012 Investor Class shares were renamed Class I shares.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2013

INVESTMENT INCOME
Interest	$ 246,804
Dividends (net of foreign withholding tax of $330)	33,698
TOTAL INVESTMENT INCOME	280,502

EXPENSES
Investment advisory fees	250,581
Distribution (12b-1) fees:
Class A	2,360
Class C	1,495
Administrative services fees	19,722
Accounting services fees	12,219
Audit fees	11,845
Transfer agent fees	11,153
Compliance officer fees	9,559
Registration fees	8,840
Custodian fees	6,357
Shareholder reporting expenses	4,961
Trustees fees and expenses	2,447
Legal fees	1,420
Non 12b-1 shareholder servicing expense	637
Insurance expense	630
Other expenses	3,480
TOTAL EXPENSES	347,706

Less: Fees waived/reimbursed by the Advisor	(64,236)

NET EXPENSES	283,470

NET INVESTMENT LOSS	(2,968)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT,
FUTURES, SWAPS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	193,173
Foreign currency transactions	6,967
Futures	106,732
Options Purchased	(6,439)
Swaps	279
Forward foreign currency exchange contracts	97,359
Net realized gain	398,071

Net change in unrealized appreciation (depreciation) of:
Investments	203,508
Foreign currency translations	(1,420)
Futures	(224,652)
Swaps	84,109
Forward foreign currency exchange contracts	(6,927)
Net change in unrealized appreciation	54,618

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FUTURES, SWAPS AND FOREIGN CURRENCY TRANSACTIONS	452,689

NET INCREASE IN NET ASSETS	$ 449,721

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Statements of Changes in Net Assets (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
FROM OPERATIONS
Net investment income (loss)	$ (2,968)	14,246
Net realized gain from investment, futures, forward currency exchange
contracts, swaps and foreign currency transactions	398,071	1,019,931
Net change in unrealized appreciation (depreciation) on investments, futures
forward currency exchange contracts, swaps and foreign currency transactions	54,618	465,383
Net increase in net assets resulting from operations	449,721	1,499,560

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I *	(891,821)	-
Class A	(5,453)	-
Class C	(10,234)	-
From net investment income:
Class I *	(51,966)	-
Class A	(238)	(21,476)
Net decrease in net assets resulting from dividend and distributions to shareholders	(959,712)	(21,476)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I *	7,826,761	5,251,105
Class A	7,142,304	96,840
Class C	-	58,000
Net asset value of shares issued in reinvestment of distributions:
Class I *	358,439	8,644
Class A	5,691	-
Class C	10,234	-
Payments for shares redeemed:
Class I *	(1,830,308)	(7,130,270)
Class A	(83,228)	(49,804)
Class C	(64,461)	(50,408)
Class R	-	-
Net increase (decrease) in net assets from shares of beneficial interest	13,365,432	(1,815,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,855,441	(337,809)

NET ASSETS
Beginning of Period	26,223,774	26,561,583
End of Period^	$ 39,079,215	$ 26,223,774
^Includes accumulated net investment loss of:	$ (114,378)	$ (59,206)

SHARE ACTIVITY
Class I:*
Shares Sold	765,935	519,642
Shares Reinvested	35,419	859
Shares Redeemed	(178,069)	(711,118)
Net increase (decrease) in shares of beneficial interest outstanding	623,285	(190,617)

Class A:
Shares Sold	700,107	9,705
Shares Reinvested	562	-
Shares Redeemed	(8,186)	(4,887)
Net increase in shares of beneficial interest outstanding	692,483	4,818

Class C:
Shares Sold	-	5,748
Shares Reinvested	1,024	-
Shares Redeemed	(6,296)	(5,051)
Net increase (decrease) in shares of beneficial interest outstanding	(5,272)	697

*	Effective January 13, 2012 Investor Class shares were renamed Class I shares.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I (1)
	For the Six Months Ended March 31, 2013		For the Year Ended September 30, 2012	For the Period Ended September 30, 2011 (2)
	(Unaudited)
Net asset value, beginning of period	$ 10.33		$ 9.75	$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	0.00		0.01	(0.03)
Net realized and unrealized
gain (loss) on investments	0.19		0.58	(0.22)
Total from investment operations	0.19		0.59	(0.25)

Less distributions from:
Net investment income	(0.02)		(0.01)	-
Net realized gains	(0.35)		-	-
Total distributions	(0.37)		(0.01)	-

Net asset value, end of period	$ 10.15		$ 10.33	$ 9.75

Total return (4)	1.85%	(5)	6.04%	(2.50)%	(5)

Net assets, at end of period (000s)	$ 31,708		$ 25,818	$ 26,229

Ratio of gross expenses to average
net assets (6,8)	2.40%	(7)	2.50%	3.73%	(7)
Ratio of net expenses to average
net assets (8)	1.95%	(7)	1.95%	1.95%	(7)
Ratio of net investment income (loss)
to average net assets (8,9)	0.03%	(7)	0.07%	(0.36)%	(7)

Portfolio Turnover Rate	66%	(5)	548%	708%	(5)

(1)	Effective January 13, 2012 Investor Class shares were renamed Class I shares.
(2)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the Six Months Ended March 31, 2013		For the Year Ended September 30, 2012		For the Period Ended September 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.32		$ 9.75		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)		0.00	(3)	(0.04)
Net realized and unrealized
gain (loss) on investments	0.23		0.57		(0.21)
Total from investment operations	0.20		0.57		(0.25)

Less distributions from:
Net investment income	(0.02)		-		-
Net realized gains	(0.35)		-		-
Total distributions	(0.37)		-		-

Net asset value, end of period	$ 10.15		$ 10.32		$ 9.75

Total return (4)	1.90%	(5)	5.85%		(2.50)%	(5)

Net assets, at end of period (000s)	$ 7,076		$ 50	(6)	$ 0	(6)

Ratio of gross expenses to average
net assets (7,9)	2.65%	(8)	2.75%		3.98%	(8)
Ratio of net expenses to average
net assets (9)	2.20%	(8)	2.20%		2.20%	(8)
Ratio of net investment income (loss)
to average net assets (9,10)	(0.03)%	(8)	(0.07)%		(0.61)%	(8)

Portfolio Turnover Rate	66%	(5)	548%		708%	(5)

(1)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than 0.005 in net assets.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5) Not Annualized.
(6)	Represents less than $1,000 in net assets.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the Six Months Ended March 31, 2013		For the Year Ended September 30, 2012	For the Period Ended September 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.21		$ 9.73	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.09)	(0.06)
Net realized and unrealized
gain (loss) on investments	0.20		0.57	(0.21)
Total from investment operations	0.15		0.48	(0.27)

Less distributions from:
Net realized gains	(0.35)		-	-
Total distributions	(0.35)		-	-

Net asset value, end of period	$ 10.01		$ 10.21	$ 9.73

Total return (3)	1.47%	(4)	4.93%	(2.70)%	(4)

Net assets, at end of period (000s)	$ 296		$ 356	$ 332

Ratio of gross expenses to average
net assets (5,7)	3.40%	(6)	3.50%	4.73%	(6)
Ratio of net expenses to average
net assets (7)	2.95%	(6)	2.95%	2.95%	(6)
Ratio of net investment loss
to average net assets (7,8)	(0.95)%	(6)	(0.93)%	(1.36)%	(6)

Portfolio Turnover Rate	66%	(4)	548%	708%	(4)

(1)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.
(4) Not Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the Six Months Ended March 31, 2013		For the Year Ended September 30, 2012		For the Period Ended September 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.33		$ 9.75		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.01)		(0.04)		(0.04)
Net realized and unrealized
gain (loss) on investments	0.18		0.62		(0.21)
Total from investment operations	0.17		0.58		(0.25)

Less distributions from:
Net realized gains	(0.35)		-		-
Total distributions	(0.35)		-		-

Net asset value, end of period	$ 10.15		$ 10.33		$ 9.75

Total return (3)	1.66%	(4)	5.95%		(2.50)%	(4)

Net assets, at end of period (000s)	$ 0	(5)	$ 0	(5)	$ 0	(5)

Ratio of gross expenses to average
net assets (6,8)	3.00%	(7)	3.00%		4.23%	(7)
Ratio of net expenses to average
net assets (8)	2.45%	(7)	2.45%		2.45%	(7)
Ratio of net investment loss
to average net assets (8,9)	(0.19)%	(7)	(0.40)%		(0.86)%	(7)

Portfolio Turnover Rate	66%	(4)	548%		708%	(4)

(1)	The Bandon Isolated Alpha Fixed Income Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.
(4) Not Annualized.
(5)	Represents less than $1,000 in net assets.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2013

1.

ORGANIZATION

The Bandon Isolated Alpha Fixed Income Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks consistent positive returns throughout various fixed income market cycles.

The Fund currently offers Class I, Class C and Class A shares only. Class R received initial seed capital only and is currently not open to new investors. Effective January 13, 2012, Investor Class shares were renamed Class I shares. Prior to January 13, 2012, Class I shares were subject to a sales charge at the time of purchase, although the shares may have been purchased at net asset value (“NAV”) without a sales charge by a certain category of investors.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, Class I and C shares are offered at Net Asset Value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.   Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$ -	$ 29,304,317	$ -	$ 29,304,317
Preferred Stock	354,567	-	-	354,567
Short-Term Investments	8,991,154	-	-	8,991,154
Total Investments	9,345,721	29,304,317	-	38,650,038
Derivatives:
Forward Foreign Currency Exchange Contracts	-	5,547	-	5,547
Futures**	4,598	-	-	4,598
Swaps	-	208,394	-	208,394
Total Derivatives	$ 4,598	$ 213,941	$ -	$ 218,539
Total Assets	$ 9,350,319	$ 29,518,258	$ -	$ 38,868,577
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$ -	$ 12,614	$ -	$ 12,614
Futures**	261,886	-	-	261,886
Swaps	-	64,939	-	64,939
Total Derivatives	$ 261,886	$ 77,553	$ -	$ 339,439

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classifications.

**Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Security transactions and related income – Security transactions are accounted for on trade date. Interest

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Transactions - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011, 2012 and 2013. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

On October 31, 2011, MF Global Holdings Ltd. and MF Global Finance USA Inc. (collectively "MF Global") filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code. At the date of the Bankruptcy filing, the Fund held futures contracts and margin deposits at MF Global.  The Fund has since had all its open futures contracts moved from its MF Global accounts or sold within the MF Global account. The Fund has a current estimated exposure at MF Global of $26,391.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

	Settlement	Local Currency	US Dollar	Unrealized
Foreign Currency	Date	Amount Purchased	Value	Depreciation
To Buy:
AUSTRALIAN DOLLAR	4/22/2013	234,010	$ 242,271	$ (1,544)
EURO	4/22/2013	145,489	$ 190,413	$ 3,765
JAPANESE - YEN	4/22/2013	57,407,669	599,057	(10,689)
RUSSIAN - RUBLE	4/22/2013	2,495,200	80,000	(328)
			$ 1,111,741	$ (8,796)

	Settlement	Local Currency	US Dollar	Unrealized
Foreign Currency	Date	Amount Sold	Value	Appreciation
To Sell:
CANADIAN DOLLAR	4/22/2013	143,742	140,775	675
MEXICAN - PESO	4/22/2013	1388585	111,450	1,106
POLISH - ZLOTY	4/22/2013	6,966	2,191	(52)
			$ 254,416	$ 1,729
Total net unrealized loss on forward foreign currency contracts			$ 1,366,157	$ (7,067)

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the six months ended March 31, 2013, the Fund had gain of $279, which is included in the net realized gain from Options purchased in the Statement of Operations.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.  For the six months ended March 31, 2013 the Fund’s trades of swap contracts resulted in a net gain of $279 which is included in the net realized loss from swap transactions in the Statement of Operations.

Fair Values of Derivative Instruments in the Fund as of March 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts:	Receivables for futures -			Receivables for futures -
	variation margin	$ 4,598	*	variation margin	$ 261,886

Foreign exchange contracts:	Receivable for open forward			Payable for open forward
	foreign currency exchange contracts	$ 5,547		foreign currency exchange contracts	$ 12,614

Credit contracts	Unrealized appreciation			Unrealized appreciation
	on swap contracts	$ 208,394		on swap contracts	$ 64,939
		$ 218,539			$ 339,439

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2013.

Change in
Unrealized
Appreciation or
Contract Type/	Location of Gain or (Loss) On	Realized Gain	(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Interest rate contracts	Net realized gain (loss) from futures and options
purchased /Net change in unrealized
	appreciation (depreciation) from futures contracts	$ 100,293	$ (224,652)
Foreign exchange contracts	Net realized gain (loss) from forward foreign currency
exchange contracts/Net change in unrealized
appreciation (depreciation) from forward foreign
	currency exchange contracts	$ 97,359	$ (6,927)
Credit contracts	Net realized gain (loss) from swaps/
Net change in unrealized appreciation (depreciation)
	from swaps	279	84,109
Total		$ 197,931	$ (147,470)

The derivative instruments outstanding as of March 31, 2013 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, Options, Futures and Forward Foreign Currency Exchange Contracts amounted to $36,557,726 and $16,938,229, respectively. For the six months ended March 31, 2013, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $16,498,387 and $1,351,818, respectively.

4.  INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Bandon Capital Management, LLC (“Advisor”), serves as investment adviser to the Fund.  The Advisor has engaged Dix Hills Partners, LLC and Logan Circle Partners, L.P. (the “Sub-Advisors”) to serve as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average daily net assets. Pursuant to the sub-advisory agreements, the Advisor pays Dix Hills Partners, LLC and Logan Circle Partners, L.P. a sub-advisory fee, computed and accrued daily and paid monthly.

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive through January 31, 2014 a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95%, 2.20%, 2.95 and 2.45% of the daily average net assets attributable to the Class I, Class A, Class C and Class R shares, respectively.  For the year ended March 31, 2013, the Advisor waived fees in the amount of $64,236.               .

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets attributable to the Class I, Class A, Class C and Class R, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets for each share class. If Fund Operating Expenses subsequently exceed 1.95%, 2.20%, 2.95% and 2.45% of the average daily net assets for each shares class, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  Pursuant to the Waiver Agreement, as of March 31, 2013, there was $140,914 and $64,236 that may be recaptured through September 30, 2014 and September 30, 2015, respectively.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets attributable to the Class A, Class C and Class R shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended March 31, 2013, pursuant to the Plan, Class A and Class C shares paid $2,360 and $1,495, respectively.

Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended September 30, 2012 was as follows:

Bandon Isolated Alpha Fixed Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

Fiscal Year Ended September 30, 2013
Ordinary Income	Long-Term Capital Gain	Total
$ 21,476	$ -	$ 21,476

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealzied	Total
Ordinary	Long-Term	Loss	and Late	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Year Losses	(Depreciation)	Earnings/(Deficits)
$ 986,421	$ -	$ (97,613)	$ (27,218)	$ 404,471	$ 1,266,061

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gains and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and mark to market on open Section 1256 contracts, forward foreign currency exchange contracts and swaps.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses as follows:

Short-Term	Long-Term	Total
$ -	$ 27,218	$ 27,218

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses.  At September 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ -	$ 97,613	$ 97,613	No Expiration

Permanent book and tax differences primarily attributable to the book/ tax basis treatment of ordinary distributions and foreign currency exchange gains and adjustments for paydowns and swaps, resulted in reclassifications for the Fund for the period ended September 30, 2012 as follows:  an increase in accumulated net investment loss of $43,661 and an increase in accumulated net realized gain from security transactions of $43,661.

6. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Bandon Isolated Alpha Fixed Income Fund

Expense Example (Unaudited)

March 31, 2013

As a shareholder of Bandon Isolated Alpha Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bandon Isolated Alpha Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bandon Isolated Alpha Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *
Actual	Expense Ratio	10/1/2012	3/31/2013	10/1/2012 – 3/31/13
Class I	1.95%	$1,000.00	$1,018.50	$ 9.81
Class A	2.20%	1,000.00	1,019.00	11.07
Class C	2.95%	1,000.00	1,014.70	14.82
Class R	2.45%	1,000.00	1,016.60	12.32

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized	Account Value	Account Value	During Period *
(5% return before expenses)	Expense Ratio	10/1/2012	3/31/2013	10/1/2012 – 3/31/13
Class I	1.95%	$1,000.00	$1,015.21	$ 9.80
Class A	2.20%	1,000.00	1,013.96	11.05
Class C	2.95%	1,000.00	1,010.22	14.78
Class R	2.45%	1,000.00	1,012.72	12.29

*   Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Bandon Isolated Alpha Fixed Income Fund (Adviser – Bandon Capital Management, LLC)

In connection with the November 14 and 15, 2012 regular meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Bandon Capital Management, LLC (the “Adviser”) and the Trust, on behalf of Bandon Isolated Alpha Fixed Income Fund (the “Fund”), and sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) between the Adviser and each of Logan Circle Partners, LP (“Logan Circle”) and Dix Hills Partners, LLC (“Dix Hills”) (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each with respect to the Fund. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

 Trust Counsel assisted the Trustees throughout the Advisory Agreement and Sub-Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and used their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreements and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the shareholders of the Fund by the Adviser since the Fund’s inception and noted there was no reduction in the level of service provided to the Fund and no changes to the portfolio management team had been proposed in connection with this renewal.  The Board noted that the Adviser provides research, analysis and oversight of 2 Sub-Advisers in order to actively manage both interest rates and credit return opportunities in a long/short fashion while maintaining as little directional bias as possible.  The Board considered that the Adviser also provides oversight to two Sub-Advisers to the Fund to ensure their compliance with fund limitations and guidelines.  They noted that there were no regulatory or compliance issues reported to the Board and that the Adviser is in the process of obtaining director and officer coverage insurance coverage, as requested by the Board.

Performance. The Board reviewed the Fund’s performance and noted that it had outperformed its peer group since inception with returns of 6.03% and 1.98%, respectively, and since inception with returns of 3.39% and -4.64%, respectively.  They further noted that the Fund had outperformed the Morningstar category average since inception which had returns of 2.79%, and that the Adviser had met its goal of 6-8% annual returns.  They noted that the Fund had not met its goal during the initial months of operations due to a more concentrated portfolio.  The Trustees concluded that they were satisfied with the Fund’s performance overall.

Fees and Expenses. The Trustees reviewed the Fund’s management fee, 1.75%, and noted that it was slightly higher than its peer group average of 1.62%, and that the Morningstar category average is significantly lower.  They further noted that the Morningstar category assigned is very broad and the Fund’s strategy is generally dissimilar to the other funds in the Morningstar category.  They noted that the Adviser acknowledged that its fees are higher than traditional benchmark oriented, long-only funds, but that the Sub-Advisers engaged by the Adviser are institutionally focused managers with hedge fund backgrounds.  They noted that the Adviser had worked to create an investment solution with quality Sub-Advisers that generally charge a “2/20” performance fee, but for a significantly reduced price.  The higher fee, they noted, also causes the overall expense ratio to be higher, but that both were reasonable considering all factors.

Economies of Scale. The Trustees noted that the Adviser reported that it has internal staff that markets the Fund, and that the Fund shareholders will benefit from the economies of a larger fund if they are successful.  The Trustees further noted that the Board recognizes that retaining quality Sub-Advisors in this strategy will require meaningful sub-advisory fees and, therefore, breakpoints may not be appropriate until the Fund realizes substantial growth.

Profitability.  The Board reviewed a profitability analysis provided by the Adviser, noted the gross fees paid to the Adviser, and the net fees after waiver and expenses.  They considered that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Fund.  After further discussion, the Trustees concluded that the Adviser was not earning excessive profits from its relationship with the Fund.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of the Fund.

Dix Hills – Sub-Adviser

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of the services provided by Dix Hills and noted that it provides active management of the Fund’s interest rate exposures and risks within the guidelines as designated by the Adviser.  The Board also noted that there have been no material compliance issues at Dix Hills nor has there been any litigation or administrative actions involving the sub-adviser since the last contract approval.  They discussed that in July 2012 Dix Hills completed an NFA exam, and had addressed the lone deficiency identified before the completion of the exam.  The Trustees concluded that the services delivered by Dix Hills were acceptable.

Performance. The Board reviewed the performance of the Fund noting that the Fund had outperformed its peer group since inception with returns of 6.03% and 1.98%, respectively, and since inception with returns of 3.39% and -4.64%, respectively.  They further noted that the Fund had outperformed the Morningstar category average since inception which had returns of 2.79%.  They discussed the fact that Dix Hills is responsible for a portion of the Fund’s performance, and that, overall, the Trustees were satisfied with the Fund’s performance.

Fees and Expenses. The Board noted that the Adviser charges an annual advisory fee of 1.75%, and that the sub-adviser receives 0.75% from the adviser.  The Trustees compared the Fund’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar category average.  The Trustees noted that the fee was relatively high, but considering the long/short nature of Dix Hill’s interest rate management strategy, they concluded that the sub-advisory fee charged by Dix Hills was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was a Fund level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Board that negotiating breakpoints would not be reasonable until the size of the Fund materially increases.

Profitability. The Trustees reviewed a profitability analysis provided by Dix Hills and noted that it was realizing very modest profits from the Sub-Advisory Agreement.  They considered that Dix Hills was not realizing any additional benefit or compensation from the Fund or Adviser outside of its compensation under the Sub-Advisory Agreement.  After further discussion, the Trustees concluded that Dix-Hills was not be excessively profitable from its relationship with the Fund.

Conclusion.  Having requested and received such information from Dix Hills as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

Logan Circle – Sub-Adviser

Nature, Extent and Quality of Services. The Board noted that Logan Circle provides active management of the Fund’s credit exposures and risks within the guidelines as designated by the Adviser. The Trustees further discussed Logan Circle’s service to the adviser and Fund, and noted that the Adviser was satisfied that Logan Circle had managed through a difficult environment very well and had indicated that it was in favor of renewing the Sub-Advisory agreement with Logan  Circle.  The Trustees noted that Logan Circle is currently involved in litigation, but that the general counsel of Logan Circle had represented to the Board that the matters are not material to the financial condition or business operation of Logan Circle.  The Trustees further noted that Logan Circle’s general counsel had represented that certain ongoing regulatory and administrative actions disclosed on its form ADV and were not material to the operations of Logan Circle.  After further discussion and review of the materials provided, they concluded that Logan Circle is able to provide a level of service consistent with the Board’s expectations.

Performance. The Board reviewed the performance of the Fund noting that the Fund had outperformed its peer group since inception with returns of 6.03% and 1.98%, respectively, and since inception with returns of 3.39% and -4.64%, respectively. They further noted that the Fund had outperformed the Morningstar category average since inception which had returns of 2.79%.  The Trustees concluded that, based on the strategy, Logan Circle has the potential to contribute to the Fund’s overall performance.

Fees and Expenses. The Board noted that the Adviser charges an annual advisory fee of 1.75%, and that Logan Circle receives 0% up to $10 million and 75 bps from $10 million to $100 million and 65 bps on assets above $100 million.  They noted that Logan Circle currently manages approximately $13 million in Fund assets. The Trustees considered that this fee arrangement allows the Adviser, and shareholders, to benefit from the expertise of Logan Circle as it gains assets, and essentially provides a 2/20 hedge fund strategy manager for 75 bps or less.  The Trustees concluded that the sub-advisory fee charged by Logan Circle was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was a Fund level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Board that based on the size of the Fund, while breakpoint levels had not been negotiated at this time; economies of scale would be revisited as the size of the Fund materially increases.

Profitability. The Board noted that Logan Circle did not receive any fees from the Adviser during the last year.  The Trustees concluded that the anticipated level of profitability was not excessive.

Conclusion.  Having requested and received such information from the sub-adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, including the Adviser’s representation that it was in favor of renewing the Sub-Advisory Agreement with Logan Circle, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-477-8100 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-477-8100

INVESTMENT ADVISOR

Bandon Capital Management, LLC

317 SW Alder Street, Suite 1110

Portland, OR 97204

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/10/13